Cash Flow Information (Tables)	12 Months Ended
Jan. 31, 2021
Cash Flow Information
Schedule of Cash Flow Information

Reconciliation of net income to net cash provided by operating activities:

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Loss for the year	(68,346)	(54,305)	(49,220)
Cash flows excluded from profit attributable to operating activities
- interest paid on borrowings	1,256	2,868	3,400
- gain on sale of intangible assets	-	(906)	-
Non-cash flows in profit:
- Interest on convertible note borrowings	5,681	-	-
- depreciation and amortisation expense	8,700	10,603	2,382
- impairment expense	4,895	8,904	8,173
- shares issued in lieu of inventory payment	-	5,942	-
- shares issued for agreed settlement	5,701	-	-
- fair value on warrants issued	-	371	-
- fair value loss/(gain) on convertible notes derivative	26,552	-	775
Changes in assets and liabilities:
- (increase)/decrease in trade and other receivables	(2,082)	2,901	14,267
- (increase)/decrease in current tax receivables	2	368	(355)
- (increase)/decrease in inventories	6,604	(1,912)	13,350
- (increase)/decrease in deferred tax asset/(liability)	-	711	(692)
- (increase)/decrease in related party receivables	-	282	6,531
- increase/(decrease) in trade and other payables	6,037	402	(5,681)
- increase/(decrease) in income taxes payable	205	(140)	226
- increase/(decrease) in provisions	(5,622)	5,534	(522)
- increase/(decrease) in foreign currency derivative liability	-	(1,484)	(1,712)
- net exchange differences	(601)	(33)	(355)
Cashflows from operations	(11,018)	(19,894)	(9,434)

Schedule of Non-cash Investing and Financing Activities

Investing and financing transactions that do not require the use of cash or cash equivalents (i.e. non-cash) are excluded from the statement of cash flows. Such transactions are disclosed below that provides all the relevant information about the non-cash investing and financing activities specific to the Group:

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Shares issued in lieu of inventory payment	-	15,525	-
Shares issued in lieu of agreed debt	5,701	-	-
Shares issued on conversion of debt	1,689	-	-
Warrants issued	-	371	-
	7,192	15,896	-